UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) - 890 5TH AVENUE PARTNERS, INC. - shares	Jan. 14, 2021	Dec. 31, 2020	Oct. 31, 2020
Common stock subject to redemption | Over-allotment option
Maximum shares subject to forfeiture		937,500
Class F Common Stock
Maximum shares subject to forfeiture	937,500		937,500
Class F Common Stock | Over-allotment option
Maximum shares subject to forfeiture		937,500